Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2010

Collection Period Start	1-Jun-10	Distribution Date	15-Jul-10
Collection Period End	30-Jun-10	30/360 Days	30
Beg. of Interest Period	15-Jun-10	Actual/360 Days	30
End of Interest Period	15-Jul-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	928,611,619.31	907,369,772.67	0.9575773
Total Securities		947,568,199.56	928,611,619.31	907,369,772.67	0.9575773
Class A-1 Notes	0.560800%	201,000,000.00	182,043,419.75	160,801,573.11	0.8000078
Class A-2 Notes	1.100000%	243,000,000.00	243,000,000.00	243,000,000.00	1.0000000
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	21,241,846.64	85,074.96	105.6808291	0.4232585
Class A-2 Notes	0.00	222,750.00	0.0000000	0.9166667
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	21,241,846.64	671,441.62

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,265,719.18
Monthly Interest				5,560,295.49
Total Monthly Payments				17,826,014.67

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				426,138.99
Aggregate Sales Proceeds Advance				1,634,944.98
Total Advances				2,061,083.97

Vehicle Disposition Proceeds:
Reallocation Payments				1,061,030.59
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,905,034.00
Excess Wear and Tear and Excess Mileage				14,713.79
Remaining Payoffs				0.00
Net Insurance Proceeds				642,530.33
Residual Value Surplus				49,015.59
Total Collections				28,559,422.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	1,010,272.59			64
Involuntary Repossession	-			-
Voluntary Repossession	50,758.00			3
Insurance Payoff		638,320.49		30
Customer Payoff			201,237.75	11
Grounding Dealer Payoff			5,159,865.13	283
Dealer Purchase			1,473,913.54	75
Total	1,061,030.59	638,320.49	6,835,016.42	466

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,662	1,020,911,816.38	6.00000%	928,611,619.31
Total Depreciation Received		(13,409,039.60)		(12,459,615.87)
Principal Amount of Gross Losses	(36)	(792,488.37)		(731,637.95)
Repurchase / Reallocation	-	-		-
Early Terminations	(82)	(1,353,455.76)		(1,202,095.96)
Scheduled Terminations	(411)	(7,599,427.68)		(6,848,496.86)
Pool Balance - End of Period	45,133	997,757,404.97	6.00000%	907,369,772.67

Remaining Pool Balance
Lease Payment				317,735,462.35
Residual Value				589,634,310.32
Total				907,369,772.67

III. DISTRIBUTIONS

Total Collections					28,559,422.94
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					28,559,422.94

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					561,789.07
3. Reimbursement of Sales Proceeds Advance					659,648.12
4. Servicing Fee:
Servicing Fee Due					773,843.02
Servicing Fee Paid					773,843.02
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,995,280.21

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					85,074.96

Class A-1 Notes Monthly Interest Paid					85,074.96
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					222,750.00

Class A-2 Notes Monthly Interest Paid					222,750.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	671,441.62
Total Note and Certificate Monthly Interest Paid	671,441.62
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	25,892,701.11

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	21,241,846.64

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	21,241,846.64
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,650,854.47

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		8,736,762.50
Additional Cash Infusion		0.00
Reinvestment Income for the Period		4,175.38
Reserve Fund Available for Distribution		8,740,937.88
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,650,854.47
Gross Reserve Account Balance		13,391,792.35
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		13,391,792.35

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.69
Monthly Prepayment Speed		82%
Lifetime Prepayment Speed		73%

	$	units
Recoveries of Defaulted and Casualty Receivables	693,288.33
Securitization Value of Defaulted Receivables and Casualty Receivables	731,637.95	36
Aggregate Defaulted and Casualty Gain (Loss)	(38,349.62)
Pool Balance at Beginning of Collection Period	928,611,619.31
Net Loss Ratio	-0.0041%

Cumulative Net Losses for all Periods	0.0051%	48,451.91

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,393,448.71	123
61-90 Days Delinquent	647,422.09	33
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	3,040,870.80	156
60+ Days Delinquencies as Percentage of Receivables	0.07%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	937,868.00	62
Securitization Value	938,584.12
Aggregate Residual Gain (Loss)	(716.12)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,397,364.00	87
Cumulative Securitization Value	1,380,038.14
Cumulative Residual Gain (Loss)	17,325.86

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,002,732.98
Reimbursement of Outstanding Advance		659,648.12
Additional Advances for current period		1,634,944.98
Ending Balance of Residual Advance		1,978,029.84

Beginning Balance of Payment Advance		1,224,283.37
Reimbursement of Outstanding Payment Advance		561,789.07
Additional Payment Advances for current period		426,138.99
Ending Balance of Payment Advance		1,088,633.29

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of June 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No